WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
WARRANTS, STOCK OPTIONS and RESTRICTED STOCK UNITS
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS

NOTE H — WARRANTS, STOCK OPTIONS and RESTRICTED STOCK UNITS

Warrants

The following table summarizes the changes in warrants outstanding. These warrants were granted as part of financing transactions, as well as in lieu of cash compensation for services performed or as financing expenses in connection with the sales of the Company’s common stock.

		Weighted
		Average
		Exercise
	Number of	Price Per
	Shares	Share
Balance at October 1, 2025	3,121,203	$7.98
Granted	16,197,178	2.52
Exercised	(1,244,608)	0.59
Cancelled or expired	(10,440)	5.13
Balance at March 31, 2026	18,063,333	$4.47

During the six months ended March 31, 2026, 142,608 of the May 2024 Series A Warrants were exercised  for proceeds of $731,764.

Stock Options

On December 12, 2025, at a special meeting of stockholders, the Company’s stockholders approved an amendment to the Company’s 2020 Equity Incentive Plan to increase the number of authorized shares of common stock reserved for issuance by 5,000,000 shares.

During the six months ended March 31, 2026, the Company granted 724,018 stock options. 462,227 of the options were granted to directors and have a strike price of $0.69 and vest 25% immediately on the grant date and 25% per quarter and become fully vested on the nine-month anniversary of the date of grant. 93,000 of the stock options were granted to a director as incentive for joining the Board of  Directors, they have a strike price of $1.31 and vest 25% per quarter and become fully vested on the one-year anniversary from the date of grant. The Company also granted 168,776 stock options to executive officers with a strike price of $2.52 and vest 25% per quarter and become fully vested on the one-year anniversary from the date of grant.

NOTE H — WARRANTS, STOCK OPTIONS and RESTRICTED STOCK UNITS, continued

The fair value of options granted during the six months ended March 31, 2026 was determined using the Black Scholes Option Pricing Model. For the purposes of the valuation model, the Company used the simplified method for determining the granted options expected lives. The simplified method is used since the Company does not have adequate historical data to utilize in calculating the expected term of options. The fair value for options granted was calculated using the following weighted average assumptions:

Stock price	$1.20
Exercise price	$1.20
Expected term	5.26
Dividend yield	—
Volatility	161%
Risk free rate	3.96%

The Company recorded $334,944 as stock compensation expense within selling, general and administrative for the three months ended March 31, 2026, which included $118,957 of expense related to the restricted stock units that vested during January 2026. The Company recorded $968,064 as stock compensation expense within selling, general and administrative for the six months ended March 31, 2026, which included $713,743 of expense related to the restricted stock units that vested during January 2026. The weighted average grant date fair value per share for options granted during the six months ended March 31, 2026 was $1.13.  As of March 31, 2026 there was $475,129 in compensation costs for non-vested awards not yet recognized and is expected to be recognized over a weighted average period of 13 months.

NOTE H – WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS

Warrants

The following table summarizes the changes in warrants outstanding. These warrants were granted as part of financing transactions, as well as in lieu of cash compensation for transactions involving warrants (see Note G) are summarized as follows:

		Weighted Average
	Number of	Exercise Price Per
	Shares	Share
Balance at October 1, 2024	26,332	$689.11
Granted	4,706,994	4.53
Exercised	(759,536)	(12.08)
Cancelled or expired	(852,587)	(9.19)
Balance, September 30, 2025	3,121,203	$7.98

During the fiscal year ended September 30, 2025, 392,471, of the May 2024 Series B Warrants were exercised cashlessly and resulted in the issuance of 1,177,413 shares of the Company’s common stock. The remaining May Series B Warrants of 11,411 expired on September 30, 2025.

During the fiscal year ended September 30, 2025, 136,698 of the October 2024 Series D Warrants were exercised cashlessly and resulted in the issuance of 136,698 shares of the Company’s common stock. As of September 30, 2025, there were no October 2024 Series D Warrants outstanding.

During the fiscal year ended September 30, 2025, an aggregate of 228,947 May 2024 Series A Warrants were exercised, respectively, for aggregate total proceeds of approximately $2,512,765. Subsequent to September 30, 2025 an additional 142,608 May 2024 Series A Warrants were exercised for aggregate total proceeds of approximately $731,764.

Stock Options

During June 2020, the Board of Directors and subsequently during September 2020, the holders of a majority of the Company’s outstanding shares of Common Stock approved the 2020 Equity Incentive Plan (the “2020 Incentive Plan”). The 2020 Incentive Plan, among other things, reserves an additional 233 shares of the Company’s Common Stock for issuance in the form of equity-based awards to employees, directors, consultants, and other service providers, and those of the Company’s affiliates. At a Special Meeting of Stockholders of the Company which took place April 15, 2024, the Company’s stockholders approved an amendment to the 2020 Incentive Plan to increase the number of authorized shares of Common Stock available for issuance by 267. After this amendment, the maximum number of shares of Common Stock available to be issued under the 2020 Incentive Plan in connection with awards was 500. On March 30, 2025, the Board approved and adopted a plan amendment, and on May 22, 2025, the stockholders approved the amendment to increase the number of authorized shares of Common Stock reserved for issuance pursuant to the 2020 Incentive Plan by 200,000. The maximum total grant date fair value of awards granted under the 2020 Incentive Plan to individuals in their capacity as non-employee directors may not exceed $250,000 in any single calendar year. The 2020 Incentive Plan’s expiration date is September 15, 2030.

The 2020 Incentive Plan is designed to retain directors, executives, and selected employees and consultants by rewarding them for making contributions to the Company’s success with an award of options to purchase shares of Common Stock. As of September 30, 2025, a total of 19 shares have been issued and options to purchase 143 shares have been granted under the Company’s Incentive Plans.

In 2005, the Board of Directors and the holders of a majority of the outstanding shares of Common Stock approved the 2005 Incentive Stock Plan, as amended and restated as of January 21, 2015 (the “2005 Incentive Plan”, collectively with the 2020 Incentive Plan, the “Company’s Incentive Plans”). Effective as of September 16, 2020, no further awards will be made under the Company’s 2005 Incentive Stock Plan, as amended and restated.

NOTE H – WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS, continued

Stock Options, continued

Transactions involving stock options issued are summarized as follows:

				Weighted
		Weighted Average	Aggregate	Average
	Number of	Exercise Price Per	Intrinsic	Contractual
	Shares	Share	Value	Life (years)
Outstanding at October 1, 2024	437	$656,133.30
Granted	—	—
Exercised	—	—
Forfeited	(21)	19,714.29
Expired	(125)	1,106,596.80
Outstanding at September 30, 2025	291	508,562.37
Vested at September 30, 2025	277	533,447.11	—	4.74
Non-vested at September 30, 2025	14	16,200.00	—	7.48

For the fiscal years ended September 30, 2025 and 2024, the Company did not grant stock options to officers or employees of the Company. Subsequent to the fiscal year ended September 30, 2025, on December 15, 2025, the Company granted 168,776 stock options to executive officers. The options have a strike price of $2.52 and vest 25% per quarter and become fully vested on the one-year anniversary from the date of grant.

The Company recorded $102,021 and $572,293 as stock compensation expense within selling, general and administrative for fiscal years ended September 30, 2025 and 2024, respectively. As of September 30, 2025, unrecorded compensation cost related to non-vested awards was $130,596 which is expected to be recognized over a weighted average period of approximately 1.48 years.

Restricted Stock Units

Restricted stock unit awards are valued at the market price of the Company’s Common Stock on the grant date.

Subsequent to the fiscal year ended September 30, 2025, on October 17, 2025, the Company granted 168,628 and 31,300 restricted stock units to executive officers and members of the board of directors and employees, respectively, which vest ninety days from the date of grant. As of September 30, 2025 there were no RSUs outstanding.